Members' Equity - Outstanding Restricted Class M Units (Detail) (Class M Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Class M Units [Member]
Capital Unit [Line Items]
Total Units, Beginning of period	2,413	2,056
Units Granted		602	2,505
Units Forfeited/ Repurchased		(245)	(449)
Total Units, End of period	2,413	2,413	2,056
Units Vested	1,421	915	469
Units Unvested	992	1,498	1,587
Total Units, Weighted Average Grant Date Fair Value, Beginning of period	$ 0.41	$ 0.20
Units Granted, Weighted Average Grant Date Fair Value		$ 1.07	$ 0.20
Units Forfeited/Repurchased, Weighted Average Grant Date Fair Value		$ 0.16	$ 0.20
Total Units, Weighted Average Grant Date Fair Value, End of period	$ 0.41	$ 0.41	$ 0.20
Units Vested, Weighted Average Grant Date Fair Value	$ 0.23	$ 0.22	$ 0.20
Units Unvested, Weighted Average Grant Date Fair Value	$ 0.68	$ 0.53	$ 0.20